UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico          New York, NY                   05/16/05
--------------------------------------------------------------------------------
    [Signature]               [City, State]                [Date]

/s/ Ellen H. Adams          New York, NY                   05/16/05
--------------------------------------------------------------------------------
    [Signature]               [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         53
Form 13F Information Table Value Total:         163,212
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

CASTLEROCK ASSET MANAGEMENT, INC.


                                TITLE               VALUE         SHRS/    SH/     PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         OF CLASS     CUSIP   (X$1,000)     PRN AMT   PRN     CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
ADVANCE AUTO PARTS INC           COM     00751Y106   4,496        89,127    SH                 SOLE              89,127
AETNA INC NEW                    COM     00817Y108   5,682        75,810    SH                 SOLE              75,810
AMERICAN INTL GROUP INC          COM     026874107   4,115        74,260    SH                 SOLE              74,260
AMERICREDIT CORP                 COM     03060R101   6,675       284,754    SH                 SOLE             284,754
ASHFORD HOSPITALITY TR INC     COM SHS   044103109   1,457       142,800    SH                 SOLE             142,800
BANK NEW YORK INC                COM     064057102      20           700    SH                 SOLE                 700
BOSTON SCIENTIFIC CORP           COM     101137107   2,426        82,830    SH                 SOLE              82,830
CALPINE CORP                     COM     131347106   1,622       579,228    SH                 SOLE             579,228
CHECKFREE CORP NEW               COM     162813109   1,273        31,239    SH                 SOLE              31,239
COMMERCE BANCORP INC NJ          COM     200519106   3,255       100,258    SH                 SOLE             100,258
COMPUTER ASSOCIATES INTL INC     COM     204912109   4,945       182,456    SH                 SOLE             182,456
CONSOL ENERGY INC                COM     20854P109   3,889        82,712    SH                 SOLE              82,712
CORNING INC                      COM     219350105   4,654       418,163    SH                 SOLE             418,163
CROWN CASTLE INTL CORP           COM     228227104   5,490       341,842    SH                 SOLE             341,842
CYMER INC                        COM     232572107   2,939       109,777    SH                 SOLE             109,777
DOBSON COMMUNICATIONS CORP      CL A     256069105     996       493,135    SH                 SOLE             493,135
DOLLAR TREE STORES INC           COM     256747106   1,208        42,030    SH                 SOLE              42,030
EQUINIX INC                    COM NEW   29444U502   7,901       186,618    SH                 SOLE             186,618
FLANDERS CORP                    COM     338494107   1,868       165,643    SH                 SOLE             165,643
GAYLORD ENTMT CO NEW             COM     367905106   2,477        61,317    SH                 SOLE              61,317
GILEAD SCIENCES INC              COM     375558103   1,740        48,608    SH                 SOLE              48,608




HALOZYME THERAPEUTICS INC        COM     40637H109      46        28,300    SH                 SOLE              28,300
HONEYWELL INTL INC               COM     438516106   1,800        48,372    SH                 SOLE              48,372
INTEROIL CORP                    COM     460951106   2,390        68,364    SH                 SOLE              68,364
INTERNATIONAL RECTIFIER CORP     COM     460254105   2,244        49,325    SH                 SOLE              49,325
ISOLAGEN INC                     COM     46488N103   1,921       305,337    SH                 SOLE             305,337
JAMES RIVER COAL CO            COM NEW   470355207   4,545       118,519    SH                 SOLE             118,519
KMG AMER CORP                    COM     482563103   1,114       114,252    SH                 SOLE             114,252
LAIDLAW INTL INC                 COM     50730R102   2,700       129,794    SH                 SOLE             129,794
MARVEL ENTERPRISES INC           COM     57383M108   1,689        84,443    SH                 SOLE              84,443
MARVELL TECHNOLOGY GROUP LTD     ORD     G5876H105   2,030        52,954    SH                 SOLE              52,954
MAXIM INTERGRATED PRODS INC      COM     57772K101   1,835        44,897    SH                 SOLE              44,897
MEMC ELECTR MATLS INC            COM     552715104  14,133     1,050,759    SH                 SOLE           1,050,759
MICHAELS STORES INC              COM     594087108   2,421        66,693    SH                 SOLE              66,693
NATIONAL SEMICONDUCTOR CORP      COM     637640103   2,678       129,935    SH                 SOLE             129,935
NII HLDGS INC                 CL B NEW   62913F201   8,957       155,770    SH                 SOLE             155,770
NITROMED INC                     COM     654798503   4,682       270,469    SH                 SOLE             270,469
ORACLE CORP                      COM     68389X105   2,559       205,057    SH                 SOLE             205,057
PACIFICARE HEALTH SYS DEL        COM     695112102   1,347        23,665    SH                 SOLE              23,665
PETROHAWK ENERGY CORP            COM     716495106   3,038       289,922    SH                 SOLE             289,922
RELIANT ENERGY INC               COM     75952B105   2,765       242,974    SH                 SOLE             242,974
RESOURCES CONNECTION INC         COM     76122Q105   1,316        62,860    SH                 SOLE              62,860
ROWAN COS INC                    COM     779382100   4,375       146,165    SH                 SOLE             146,165
SBA COMMUNCATIONS CORP           COM     78388J106     552        60,446    SH                 SOLE              60,446
SENOMYX INC                      COM     81724Q107     814        68,312    SH                 SOLE              68,312
STARWOOD HOTELS&RESORTS
  WRLD PAIRED                    CTF     85590A203   3,876        64,575    SH                 SOLE              64,575
STATION CASINOS INC              COM     857689103   3,091        45,758    SH                 SOLE              45,758



SYMANTEC CORP                    COM     871503108   1,461        68,507    SH                 SOLE              68,507
TELETECH HOLDINGS INC            COM     879939106   1,287        99,626    SH                 SOLE              99,626
TESSERA TECHNOLOGIES INC         COM     88164L100   2,376        54,951    SH                 SOLE              54,951
TYCO INTL LTD NEW                COM     902124106   4,823       142,683    SH                 SOLE             142,683
VALEANT PHARMACEUTICALS INTL     COM     91911X104   3,921       174,118    SH                 SOLE             174,118
XM SATELLITE RADIO HLDGS INC    CL A     983759101   1,298        41,038    SH                 SOLE              41,038
                      53               TOTAL      163,212
